Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 51,346,290	€ 22,372,432
Interest	3,810,981	526,795
Total	55,157,271	22,899,227
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital		12,627,970
Interest		201,148
Total		12,829,118
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	33,768,839	1,853,412
Interest	1,057,597	151,482
Total	34,826,436	2,004,894
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	2,253,069	4,756,490
Interest	966,946	96,936
Total	3,220,015	4,853,426
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	4,698,544	1,515,247
Interest	800,925	45,959
Total	5,499,469	1,561,206
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,619,043	1,374,034
Interest	551,259	31,270
Total	4,170,302	1,405,304
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,542,975
Interest	327,444
Total	3,870,419
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,463,820	245,279
Interest	106,810	0
Total	€ 3,570,630	€ 245,279